April 23, 2014

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	PRIAC Variable Contract Account A

    (File No. 811-21988)

    Prudential Retirement Security Annuity V

    (File No. 333-162553)

Dear Commissioners:

On behalf of Prudential Retirement Insurance and Annuity Company (“PRIAC”) and PRIAC Variable Contract Account A (the “Account”), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the “Act”), information concerning the filing with the Commission of the annual report of the underlying mutual fund within this group variable annuity.

In addition to information transmitted herewith, we incorporate by reference the following annual report with respect to the fund specified below:

1.	Filer/Entity:	Vanguard Valley Forge Funds
	Registration No.:	811-58431
	CIK No.:	0000889519
	Accession No.:	0000932471-14-004928
	Date of Filing:	2014-02-28

	Share Class:	Institutional

Vanguard Balanced Index Fund

If you have any questions regarding this filing, please contact me at (732) 482-6816.

Sincerely,

/s/ C. Christopher Sprague
C. Christopher Sprague
Vice President & Corporate Counsel